Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments - Schedule of Derivative instruments (Assets/Liabilities) at fair value (Table)

Derivative Asset:
Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Company receives in EURO	Fixed Rate the Company pays in United States Dollars	Fair Value June 30, 2025, in United States Dollars
26/07/2022	26/07/2029	100,000	101,800	4.40%	6.55%	$14,846
21/10/2021	21/10/2025	120,000	139,716	2.65%	3.66%	2,040
21/10/2021	21/10/2025	30,000	34,929	2.65%	3.69%	380
				Total Fair Value		$17,266

Derivative Instruments - Summary of Gain on Change in Fair Value of Derivatives - Derivative Designated as Accounting Hedge (Table)

–	Derivative designated as accounting hedge
Amount of gain recognized in other comprehensive income	For the six-month periods ended June 30,
Amount of gain recognized in other comprehensive income	2025	2024
Cross-currency swap agreement related to 2022 Bonds	$12,293	$(4,492)
Reclassification to other (expense) / income, net	(12,116)	4,671
Total gain recognized in accumulated other comprehensive income	$177	$179

Derivative Instruments - Summary of Gain (Loss) on Change in Fair Value of Derivatives - Derivatives not Designated as Accounting Hedge (Table)

–	Derivatives not designated as accounting hedges:
	For the six-month periods ended June 30,
Amount of gain / (loss) recognized in other income, net	2025	2024
Change in fair value of derivatives related to 2021 Bonds	$20,534	$(5,043)
Realized interest expense of derivatives related to 2021 Bonds	(979)	(1,076)
Total gain / (loss) recognized in other income, net	$19,555	$(6,119)